Condensed Financial Information of The Parent Company - Schedule of Condensed Cash Flow Statement (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 2,540,679	$ (2,365,249)
Depreciation and amortization
Equity loss (income) of subsidiaries	(2,795,731)	965,617
Changes in operating assets and liabilities
Other non-current assets		231,483
Other current assets	294,000	1,754,652
Due from subsidiaries and the VIE	(123,020)	(1,502,500)
Other payable	130,397	13,884
Due from a related party
Net cash provided by (used in) operating activities	46,325	(902,113)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	(9,999,600)
Net cash used in investing activities	(9,999,600)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Class A Ordinary Shares	10,000,000
Payment for deferred offering costs	(35,806)
Net cash provided by financing activities	9,964,194
Net increase (decrease) in cash	10,919	(902,113)
Cash at the beginning of the period	10,711	1,095,007
Cash at the end of the period	$ 21,630	$ 192,894